Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended	12 Months Ended			6 Months Ended
	Mar. 13, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Warrant [Member]	Jun. 30, 2014 Series B Senior Secured Convertible Promissory Notes [Member]	Jun. 30, 2014 Series B Senior Secured Convertible Promissory Notes [Member] Series B Warrant [Member]	Jun. 30, 2014 Series A Senior Secured Convertible Promissory Notes [Member]	Jun. 30, 2014 Series A Senior Secured Convertible Promissory Notes [Member] Series A Warrant [Member]
Debt Instrument [Line Items]
Proceeds form private offering	$ 6,842,650				$ 3,032,860		$ 9,987,650
Convertible debt interest rate					12.00%		12.00%
Convertible promissory note, unit price					50,000	50,000	50,000,000	50,000
Senior secured convertible debt					50,000		50,000,000
Conversion price per share	$ 0.30	$ 0.70	$ 0.70		$ 0.30		$ 0.30
Convertible debt, warrant issued					33,333	33,333	33,333	33,333
Warrants, exercise price	$ 0.30		$ 0.70	$ 0.35	$ 0.30	$ 0.30	$ 0.30	$ 0.30
Convertible promissory note description

All outstanding principal and interest of each Series B Note is due on June 6, 2016.  The Series B Notes may be redeemed by the Company at any time following six (6) months after their respective issuance.

All outstanding principal and interest of each Series A Note is due on February 11, 2016.  The Series A Notes may be redeemed by the Company at any time following six (6) months after their respective issuance.

Beneficial conversion feature							1,822,854
Discount recorded on warrants at issuance		$ 1,180,786				$ 1,681,827	$ 1,681,827	$ 440,246
Warrants expiration period						5 years		5 years
Warrant exercisable						5,658,374		2,021,957